Summary of Significant Accounting Policies - Schedule of Compute Basic and Diluted Net Income (Loss) Per Share (Details) - Class A Common Stock [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Compute Basic and Diluted Net Income (Loss) Per Share [Line Items]
Allocation of net income (loss)	$ 508,086	$ (314,920)	$ (959,779)	$ (1,151,865)	$ (2,648,946)	$ 1,090,138
Weighted average shares outstanding	10,083,141	11,122,781	10,124,257	11,359,515	11,243,598	18,239,497
Basic net income (loss) per common share	$ 0.05	$ (0.03)	$ (0.09)	$ (0.1)	$ (0.24)	$ 0.06
Diluted net income (loss) per common share	$ 0.05	$ (0.03)	$ (0.09)	$ (0.1)	$ (0.24)	$ 0.06